CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (unaudited) (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Parent Company Statements Of Cash Flow [Line Items]
Net loss	¥ (25,866,828)	$ (4,005,484)	¥ (20,122,604)	¥ (25,782,406)
Adjustments to reconcile net cash flows from operating activities:
Net cash used in operating activities	(34,050,468)	(5,272,722)	(5,230,676)	(32,212,172)
CHANGES IN CASH	313,662,066	48,570,634	25,815,179	(40,819,253)
Cash at beginning of year	30,336,504	4,697,614	4,521,325	45,340,578
Cash at end of year	343,998,570	53,268,248	30,336,504	4,521,325
RECON TECHNOLOGY, LTD
Parent Company Statements Of Cash Flow [Line Items]
Net loss	(22,832,734)	(3,535,654)	(19,246,701)	(25,355,905)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	22,832,734	$ 3,535,654	19,246,701	25,355,905
Net cash used in operating activities	0		0	0
CHANGES IN CASH	0		0	0
Cash at beginning of year	0		0	0
Cash at end of year	¥ 0		¥ 0	¥ 0